Fair Value Measurements (Details) - Schedule of fair value of the derivative warrant liabilities - Brilliant Acquisition Corp [Member] - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of fair value of the derivative warrant liabilities [Line Items]
Derivative warrant liabilities at beginning	$ 175,438	$ 180,479	$ 190,733	$ 247,634	$ 247,634
Issuance of Private Warrants						74,847
Change in fair value of derivative warrant liabilities	(56,342)	(5,041)	(6,067)	(56,901)	(67,155)	172,787
Derivative Warrant Liabilities at ending	$ 119,096	$ 175,438	$ 184,666	$ 190,733	$ 180,479	$ 247,634